Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives [Abstract]
Value of Derivatives held as Fair Value Hedges [text block table]
	Dec 31, 2017		Dec 31, 2016
in € m.	Assets	Liabilities	Assets	Liabilities
Derivatives held as fair value hedges	5,936	562	6,893	1,749

Value of Derivatives held as Cash Flow Hedges [text block table]
	Dec 31, 2017		Dec 31, 2016
in € m.	Assets	Liabilities	Assets	Liabilities
Derivatives held as cash flow hedges	37	3	242	0

Cash Flow Hedges Schedule (Periode expected to occur and to affect the Income Statement) [text block table]

Periods when hedged cash flows are expected to occur and when they are expected to affect the income statement

in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2017
Cash inflows from assets	28	18	0	0
Cash outflows from liabilities	0	0	13	0
Net cash flows 2017	28	18	(13)	0
As of December 31, 2016
Cash inflows from assets	33	34	5	0
Cash outflows from liabilities	0	0	0	0
Net cash flows 2016	33	34	5	0

Cash Flow Hedge Balances [text block table]

Cash Flow Hedge Balances

in € m.	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015
Reported in Equity[1]	28	198	138
thereof relates to terminated programs	0	0	(14)
Gains (losses) posted to equity for the year ended	(34)	62	1
Gains (losses) removed from equity for the year ended	136	2	(20)
Ineffectiveness recorded within P&L	0	(17)	(1)

[1]Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]
	Dec 31, 2017	Dec 31, 2016
in € m.	Assets	Liabilities	Assets	Liabilities
Derivatives held as net investment hedges	612	904	286	4,076